Income Taxes (Details) - Schedule of reconciles the statutory rate to the Company’s effective tax rate	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of reconciles the statutory rate to the Company’s effective tax rate [Abstract]
China Statutory income tax rate	25.00%	25.00%	25.00%
Permanent difference	0.71%	(2.15%)	0.17%
Effect of favorable tax rates on small-scale and low-profit entities	(0.79%)	(8.03%)
Effective tax rate	24.92%	14.82%	25.17%